DISCONTINUED OPERATIONS - Schedule of calculation of gain (loss) on consolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Calculation of gain on deconsolidation
Gain on deconsolidation of OPI		$ 0	$ 242,097
Renren SNS [Member]
Calculation of gain on deconsolidation
Fair value of OPI			60,000
Less: Property and equipment, net			8
Net assets of Renren SNS			8
Less: Accumulated other comprehensive income			336
Gain on deconsolidation of OPI			59,656
Cash flows from operating activities		681	1,437
OPI
Calculation of gain on deconsolidation
Fair value of OPI	$ 500,000
Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Less: Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)
Less: Accumulated other comprehensive income	317,559
Less: Tax expenses	0
Gain on deconsolidation of OPI	$ 182,441		$ 182,441
Kaixin Auto Holdings
Calculation of gain on deconsolidation
Less: Cash and cash equivalents		3,190		$ 3,162
Accounts and notes receivable, net		219
Prepaid expenses and other current assets		27,586		43,624
Less: Property and equipment, net		153		45
Other non-current assets				1,562
Income tax payable		$ (5,319)		$ (4,042)